VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Years ended December 31, 2012, 2011, and 2010

COLUMN A	Column B	Column C - Additions		Column D	Column E

	Balances at	Charged to			Balances
	beginning	costs and	Charged to		at end
Description	of period	expenses	other accounts	Deductions	of period
2012
Reserve for bad debts and allowances	$1,318,714	$231,995	$-	$595,429	$955,280

2011
Reserve for bad debts and allowances	$1,283,925	$140,457	$-	$105,668	$1,318,714

2010
Reserve for bad debts and allowances	1,125,112	332,363	-	173,550	1,283,925

Reserve for sales returns and other allowances	-	372,811	-	372,811	-